REVENUE - Contract Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue [abstract]
Balance, beginning of year	$ 1,082	$ 1,044
Contract liabilities assumed	268	0
Revenue deferred in previous year and recognized as revenue in current year	(1,096)	(771)
Net additions from contracts with customers	1,133	809
Balance, end of year	1,387	1,082
Current	1,114	800
Long-term	$ 273	$ 282